Income Taxes - Components of provision for income taxes (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Current provision
Federal			$ 24	$ 57
State			45	12
Total current provision			69	69
Deferred provision
Federal			0	0
State			0	0
Total deferred provision			0	0
Provision for income taxes	$ 0	$ 0	$ 69	$ 69